FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 4.0%
11,140	Howmet Aerospace, Inc.	$ 552,098
6,148	Safran S.A.	962,454
		1,514,552
	APPAREL & TEXTILE PRODUCTS - 1.7%
3,713	Cie Financiere Richemont S.A.	629,129

	ASSET MANAGEMENT - 2.6%
12,638	Groupe Bruxelles Lambert S.A.	995,153

	BANKING - 5.7%
23,374	Citigroup, Inc.	1,076,139
25,926	Wells Fargo & Company	1,106,522
		2,182,661
	BEVERAGES - 4.3%
9,568	Heineken Holding N.V.	831,615
26,444	JDE Peet's BV	786,625
		1,618,240
	CABLE & SATELLITE - 7.6%
2,575	Charter Communications, Inc., Class A(a)	945,978
46,376	Comcast Corporation, Class A	1,926,923
		2,872,901
	CHEMICALS - 3.0%
14,412	International Flavors & Fragrances, Inc.	1,147,051

	CONSTRUCTION MATERIALS - 6.2%
4,660	Heidelberg Materials A.G.	382,401
29,119	Holcim Ltd.	1,958,597
		2,340,998
	E-COMMERCE DISCRETIONARY - 3.2%
11,863	Alibaba Group Holding Ltd.(a)	122,929
8,454	Amazon.com, Inc.(a)	1,102,064
		1,224,993
	ELECTRIC UTILITIES - 1.8%
14,664	FirstEnergy Corporation	570,136

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRIC UTILITIES - 1.8% (Continued)
7,450	PG&E Corporation(a)	$ 128,736
		698,872
	ELECTRICAL EQUIPMENT - 4.5%
12,234	TE Connectivity Ltd.	1,714,717

	ENGINEERING & CONSTRUCTION - 1.0%
4,546	Samsung C&T Corporation	364,807

	ENTERTAINMENT CONTENT - 2.0%
6,066	Activision Blizzard, Inc.(a)	511,364
12,882	Nexon Company Ltd.	245,270
		756,634
	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,531	ICON PLC(a)	383,056

	INDUSTRIAL SUPPORT SERVICES - 3.5%
4,578	Ferguson PLC	720,165
9,362	LG Corporation	625,474
		1,345,639
	INSURANCE - 7.5%
27,808	American International Group, Inc.	1,600,072
3,652	Aon PLC, Class A	1,260,670
		2,860,742
	INTERNET MEDIA & SERVICES - 17.2%
14,529	Alphabet, Inc., Class A(a)	1,739,121
10,676	Alphabet, Inc., Class C(a)	1,291,476
3,606	Delivery Hero S.E.(a)	158,992
5,935	Meta Platforms, Inc., Class A(a)	1,703,226
3,717	Naspers Ltd., Class N	671,258
1,139	Netflix, Inc.(a)	501,718
10,727	Uber Technologies, Inc.(a)	463,085
		6,528,876
	LEISURE FACILITIES & SERVICES - 1.9%
10,034	Entain PLC	162,087

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
2,946	Marriott International, Inc., Class A	$ 541,151
		703,238
	METALS & MINING - 2.4%
163,670	Glencore PLC	923,908

	OIL & GAS PRODUCERS - 1.6%
34,442	Kinder Morgan, Inc.	593,091

	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
26,170	Swire Pacific Ltd., Class A	200,549

	RETAIL - CONSUMER STAPLES - 0.3%
6,314	Just Eat Takeaway.com N.V.(a)	96,708

	RETAIL - DISCRETIONARY - 2.2%
9,952	CarMax, Inc.(a)	832,982

	SEMICONDUCTORS - 9.5%
9,972	Analog Devices, Inc.	1,942,646
1,131	Broadcom, Inc.	981,063
3,410	NXP Semiconductors N.V.	697,959
		3,621,668
	TECHNOLOGY HARDWARE - 1.2%
10,038	Nintendo Company Ltd.	455,156

	TRANSPORTATION EQUIPMENT - 1.3%
4,692	Westinghouse Air Brake Technologies Corporation	514,572

	TOTAL COMMON STOCKS (Cost $34,391,941)	37,120,893

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 1.7%
	EQUITY - 1.7%
6,850	Vanguard Total World Stock ETF (Cost - $583,956)	$ 664,313

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
259,618	State Street Institutional Treasury Money Market Fund, 4.67% (Cost $259,618)(b)	259,618

	TOTAL INVESTMENTS - 100.1% (Cost $35,235,515)	$ 38,044,824
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(36,461)
	NET ASSETS - 100.0%	$ 38,008,363

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.